First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments
July 31, 2019 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 23.5%
	Banks – 3.9%
19,871	Banco Santander S.A., Series 6, 3 Mo. LIBOR + 0.52% (a)	4.00%	(b)	$455,443
210,000	Citizens Financial Group, Series D (c) (d)	6.35%	(b)	5,791,800
64,520	FNB Corp. (c)	7.25%	(b)	1,865,918
864,211	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (a) (d)	8.30%	02/15/40	22,780,602
458,835	MB Financial, Inc., Series C	6.00%	(b)	12,122,421
90,000	People’s United Financial, Inc., Series A (c)	5.63%	(b)	2,422,800
5,361	Synovus Financial Corp., Series D (c)	6.30%	(b)	142,710
340,529	Synovus Financial Corp., Series E (c) (d)	5.88%	(b)	8,799,269
3,974	Valley National Bancorp, Series A (c)	6.25%	(b)	111,948
55,143	Wintrust Financial Corp., Series D (c) (e)	6.50%	(b)	1,578,193
				56,071,104
	Capital Markets – 1.3%
120,828	Affiliated Managers Group, Inc.	5.88%	03/30/59	3,198,317
211,494	Apollo Global Management, LLC, Series B (d)	6.38%	(b)	5,678,614
130,787	Apollo Investment Corp.	6.88%	07/15/43	3,295,833
251,656	Morgan Stanley, Series F (c)	6.88%	(b)	7,038,818
				19,211,582
	Diversified Financial Services – 0.7%
349,890	National Rural Utilities Cooperative Finance Corp. (d)	5.50%	05/15/64	9,586,986
	Diversified Telecommunication Services – 1.3%
233,375	Qwest Corp. (d)	6.88%	10/01/54	5,974,400
19,446	Qwest Corp.	6.63%	09/15/55	498,790
134,426	Qwest Corp. (d)	7.00%	02/01/56	3,555,568
135,804	Qwest Corp.	6.50%	09/01/56	3,346,210
200,000	Qwest Corp. (d)	6.75%	06/15/57	5,092,000
				18,466,968
	Equity Real Estate Investment Trusts – 1.5%
150,000	Colony Capital, Inc., Series E (d)	8.75%	(b)	3,868,500
218,958	Digital Realty Trust, Inc., Series K (d)	5.85%	(b)	5,782,681
189,361	Farmland Partners, Inc., Series B, steps up 10/01/24 to 10.00% (f)	6.00%	(b)	4,542,770
79,260	Global Net Lease, Inc., Series A	7.25%	(b)	2,029,056
226,723	VEREIT, Inc., Series F	6.70%	(b)	5,808,643
				22,031,650
	Food Products – 2.5%
824,835	CHS, Inc., Series 2 (c) (d)	7.10%	(b)	22,295,290
546,059	CHS, Inc., Series 3 (c) (d)	6.75%	(b)	14,366,812
				36,662,102
	Gas Utilities – 0.1%
69,456	Spire, Inc., Series A	5.90%	(b)	1,918,375
	Insurance – 4.2%
193,648	AmTrust Financial Services, Inc.	7.25%	06/15/55	3,764,517
210,480	AmTrust Financial Services, Inc.	7.50%	09/15/55	4,125,408
683,174	Athene Holding Ltd., Series A (c) (d)	6.35%	(b)	18,664,314
552,538	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (a) (d)	5.71%	05/15/37	12,432,105
186,992	Enstar Group Ltd., Series D (c) (d)	7.00%	(b)	4,953,418
158,193	Global Indemnity Ltd. (d) (e)	7.75%	08/15/45	4,105,108
190,380	Global Indemnity Ltd. (d)	7.88%	04/15/47	5,102,184
19,685	National General Holdings Corp.	7.63%	09/15/55	524,409
133,133	National General Holdings Corp., Series C	7.50%	(b)	3,223,150

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance (Continued)
225,000	Phoenix Cos. (The), Inc.	7.45%	01/15/32	$3,745,500
				60,640,113
	Mortgage Real Estate Investment Trusts – 1.8%
23,458	AGNC Investment Corp., Series C (c)	7.00%	(b)	605,685
327,579	Annaly Capital Management, Inc., Series F (c) (d)	6.95%	(b)	8,425,332
121,000	Invesco Mortgage Capital, Inc., Series B (c) (d)	7.75%	(b)	3,270,630
106,000	Invesco Mortgage Capital, Inc., Series C (c)	7.50%	(b)	2,743,280
207,000	Two Harbors Investment Corp., Series B (c) (d)	7.63%	(b)	5,361,300
220,000	Two Harbors Investment Corp., Series C (c) (d)	7.25%	(b)	5,544,000
				25,950,227
	Multi-Utilities – 3.8%
322,976	Algonquin Power & Utilities Corp. (c) (d)	6.88%	10/17/78	8,933,516
480,000	Algonquin Power & Utilities Corp., Series 19-A (c) (d)	6.20%	07/01/79	12,864,000
732,571	Integrys Holding, Inc. (c) (d)	6.00%	08/01/73	19,449,760
350,000	Just Energy Group, Inc., Series A (c)	8.50%	(b)	8,190,000
200,000	NiSource, Inc., Series B (c) (d)	6.50%	(b)	5,492,000
				54,929,276
	Oil, Gas & Consumable Fuels – 1.1%
148,780	Enbridge, Inc., Series B (c) (d)	6.38%	04/15/78	3,985,816
15,235	Energy Transfer Operating L.P., Series C (c)	7.38%	(b)	370,211
56,761	Energy Transfer Operating L.P., Series D (c)	7.63%	(b)	1,392,347
429,096	Energy Transfer Operating L.P., Series E (c) (d)	7.60%	(b)	10,671,618
				16,419,992
	Thrifts & Mortgage Finance – 0.5%
239,551	New York Community Bancorp, Inc., Series A (c) (d)	6.38%	(b)	6,695,450
	Trading Companies & Distributors – 0.7%
399,216	Air Lease Corp., Series A (c) (d)	6.15%	(b)	10,742,903
	Wireless Telecommunication Services – 0.1%
46,639	United States Cellular Corp.	7.25%	12/01/64	1,252,257
	Total $25 Par Preferred Securities			340,578,985
	(Cost $328,197,100)
$100 PAR PREFERRED SECURITIES – 3.6%
	Banks – 3.6%
80,000	AgriBank FCB (c)	6.88%	(b)	8,650,000
179,000	CoBank ACB, Series F (c) (d)	6.25%	(b)	18,974,000
82,220	CoBank ACB, Series G (d)	6.13%	(b)	8,468,660
54,250	CoBank ACB, Series H (c) (d)	6.20%	(b)	5,736,938
102,000	Farm Credit Bank of Texas (c) (d) (g)	6.75%	(b)	10,990,500
	Total $100 Par Preferred Securities			52,820,098
	(Cost $50,893,846)
$1,000 PAR PREFERRED SECURITIES – 3.9%
	Banks – 2.5%
3,557	CoBank ACB, 3 Mo. LIBOR + 1.18% (a) (h)	3.52%	(b)	2,374,297
30,859	Farm Credit Bank of Texas, Series 1 (d)	10.00%	(b)	33,674,884
				36,049,181
	Diversified Financial Services – 0.9%
12,000	Compeer Financial ACA (c) (d) (g)	6.75%	(b)	12,480,000

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$1,000 PAR PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels – 0.5%
8,500	Kinder Morgan GP, Inc., 3 Mo. LIBOR + 3.90% (a) (h)	6.42%	08/18/57	$7,470,693
	Total $1,000 Par Preferred Securities			55,999,874
	(Cost $59,896,982)
$1,000,000 PAR PREFERRED SECURITIES – 1.0%
	Banks – 1.0%
12	FT Real Estate Securities Co., Inc. (h) (i) (j)	9.50%	(b)	15,087,072
	(Cost $15,990,000)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 108.5%
	Banks – 59.1%
$17,565,000	Australia & New Zealand Banking Group Ltd. (c) (d) (g) (k)	6.75%	(b)	19,380,431
8,300,000	Banco Mercantil del Norte S.A. (c) (g) (k)	6.75%	(b)	8,300,000
5,000,000	Banco Mercantil del Norte S.A. (c) (g) (k)	7.50%	(b)	5,051,250
8,000,000	Banco Mercantil del Norte S.A. (c) (g) (k)	7.63%	(b)	8,228,000
11,600,000	Banco Santander S.A. (c) (k)	7.50%	(b)	12,386,097
12,900,000	Bank of America Corp., Series JJ (c) (d)	5.13%	(b)	13,061,895
1,500,000	Bank of America Corp., Series V, 3 Mo. LIBOR + 3.39% (a)	5.80%	(b)	1,504,920
7,900,000	Bank of America Corp., Series X (c) (d)	6.25%	(b)	8,596,899
5,533,000	Bank of America Corp., Series Z (c) (d)	6.50%	(b)	6,160,802
40,000	Barclays Bank PLC (g)	10.18%	06/12/21	45,065
3,400,000	Barclays PLC (c) (k)	7.75%	(b)	3,466,181
45,261,000	Barclays PLC (c) (d) (k)	7.88%	(b)	47,195,455
20,700,000	Barclays PLC (c) (k)	8.00%	(b)	21,756,010
1,500,000	BNP Paribas S.A. (c) (g) (k)	6.63%	(b)	1,564,823
2,000,000	BNP Paribas S.A. (c) (g) (k)	7.38%	(b)	2,216,710
29,774,000	BNP Paribas S.A. (c) (d) (g) (k)	7.63%	(b)	31,385,667
15,100,000	Citigroup, Inc. (c) (d)	5.90%	(b)	15,806,454
5,000,000	Citigroup, Inc., Series O (c) (d)	5.88%	(b)	5,070,475
5,000,000	Citigroup, Inc., Series P (c) (d)	5.95%	(b)	5,335,525
15,000,000	Citigroup, Inc., Series R (c) (d)	6.13%	(b)	15,489,750
3,500,000	Citizens Financial Group, Inc., Series C (c) (d)	6.38%	(b)	3,632,930
25,000,000	CoBank ACB, Series I (c) (d)	6.25%	(b)	27,000,000
20,000,000	Credit Agricole S.A. (c) (g) (k)	6.88%	(b)	21,139,300
26,600,000	Credit Agricole S.A. (c) (d) (g) (k)	7.88%	(b)	29,432,235
32,500,000	Credit Agricole S.A. (c) (d) (g) (k)	8.13%	(b)	37,740,625
14,180,000	Danske Bank A.S. (c) (d) (k)	6.13%	(b)	14,065,638
3,450,000	Farm Credit Bank of Texas, Series 3 (c) (d) (g)	6.20%	(b)	3,599,805
16,500,000	HSBC Holdings PLC (c) (d) (k)	6.38%	(b)	17,386,298
3,000,000	HSBC Holdings PLC (c) (k)	6.38%	(b)	3,121,005
13,920,000	ING Groep N.V. (c) (d) (k)	6.50%	(b)	14,574,240
24,900,000	ING Groep N.V. (c) (d) (k)	6.88%	(b)	26,207,499
27,300,000	Intesa Sanpaolo S.p.A. (c) (d) (g) (k)	7.70%	(b)	27,220,966
10,500,000	JPMorgan Chase & Co., Series FF (c)	5.00%	(b)	10,618,125
8,384,000	JPMorgan Chase & Co., Series I, 3 Mo. LIBOR + 3.47% (a) (d)	5.74%	(b)	8,438,664
18,805,000	JPMorgan Chase & Co., Series V, 3 Mo. LIBOR + 3.32% (a) (d)	5.64%	(b)	18,847,311
18,000,000	Lloyds Bank PLC (c) (d) (g)	12.00%	(b)	22,004,748
18,150,000	Lloyds Bank PLC (c) (d)	12.00%	(b)	22,188,121
2,800,000	Lloyds Banking Group PLC (c) (k)	6.75%	(b)	2,884,000
27,313,000	Lloyds Banking Group PLC (c) (d) (k)	7.50%	(b)	28,696,403
8,200,000	Lloyds Banking Group PLC (c) (d) (k)	7.50%	(b)	8,592,411
6,000,000	M&T Bank Corp., Series G (c)	5.00%	(b)	6,105,000
24,400,000	Nordea Bank Abp (c) (g) (k)	6.63%	(b)	26,043,462

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$23,400,000	Royal Bank of Scotland Group PLC (c) (d) (k)	8.00%	(b)	$25,125,750
51,050,000	Royal Bank of Scotland Group PLC (c) (d) (k)	8.63%	(b)	54,432,062
1,200,000	Skandinaviska Enskilda Banken AB (c) (k)	5.63%	(b)	1,217,623
35,800,000	Societe Generale S.A. (c) (d) (g) (k)	7.38%	(b)	37,366,250
2,000,000	Societe Generale S.A. (c) (k)	7.38%	(b)	2,087,500
15,250,000	Societe Generale S.A. (c) (d) (g) (k)	7.88%	(b)	16,328,404
65,000	Standard Chartered PLC (c)	7.01%	(b)	73,635
12,400,000	Standard Chartered PLC (c) (d) (g) (k)	7.50%	(b)	13,168,800
9,500,000	Standard Chartered PLC (c) (g) (k)	7.75%	(b)	10,219,293
825,000	Standard Chartered PLC (c) (k)	7.75%	(b)	887,465
9,200,000	Swedbank AB (c) (k)	6.00%	(b)	9,320,364
29,746,000	UniCredit S.p.A. (c) (d) (k)	8.00%	(b)	29,983,968
7,000,000	UniCredit S.p.A. (c) (d) (g)	5.86%	06/19/32	7,080,979
2,200,000	UniCredit S.p.A. (c) (g)	7.30%	04/02/34	2,451,718
21,500,000	Wells Fargo & Co., Series K, 3 Mo. LIBOR + 3.77% (a) (d)	6.18%	(b)	21,661,250
12,670,000	Zions Bancorp NA, Series J (c) (d)	7.20%	(b)	13,660,984
				856,607,240
	Capital Markets – 5.6%
5,100,000	Credit Suisse Group AG (c) (g) (k)	7.25%	(b)	5,461,360
17,079,000	Credit Suisse Group AG (c) (d) (g) (k)	7.50%	(b)	18,885,019
7,875,000	Credit Suisse Group AG (c) (d) (k)	7.50%	(b)	8,707,742
17,000,000	Credit Suisse Group AG (c) (d) (g) (k)	7.50%	(b)	18,074,655
1,200,000	Goldman Sachs Group (The), Inc., Series M (c)	5.38%	(b)	1,210,818
5,900,000	Goldman Sachs Group (The), Inc., Series Q (c) (d)	5.50%	(b)	6,099,125
3,400,000	UBS Group Funding Switzerland AG (c) (k)	6.88%	(b)	3,627,851
3,350,000	UBS Group Funding Switzerland AG (c) (k)	7.00%	(b)	3,689,328
15,000,000	UBS Group Funding Switzerland AG (c) (d) (k)	7.13%	(b)	15,224,235
				80,980,133
	Consumer Finance – 0.2%
3,000,000	American Express Co., Series C (c)	4.90%	(b)	3,021,690
	Diversified Financial Services – 1.1%
15,249,000	Voya Financial, Inc. (c) (d)	5.65%	05/15/53	16,108,739
	Diversified Telecommunication Services – 2.1%
20,000,000	Koninklijke KPN N.V. (c) (d) (g)	7.00%	03/28/73	21,369,600
8,250,000	Koninklijke KPN N.V. (c) (d)	7.00%	03/28/73	8,814,960
				30,184,560
	Electric Utilities – 8.0%
53,986,000	Emera, Inc., Series 16-A (c) (d)	6.75%	06/15/76	58,791,834
42,128,000	Enel S.p.A. (c) (d) (g)	8.75%	09/24/73	49,289,760
7,500,000	Southern (The) Co., Series B (c) (d)	5.50%	03/15/57	7,772,897
				115,854,491
	Energy Equipment & Services – 2.0%
28,300,000	Transcanada Trust, Series 16-A (c) (d)	5.88%	08/15/76	29,723,490
	Food Products – 5.0%
9,000,000	Dairy Farmers of America, Inc. (d) (h)	7.13%	(b)	8,468,100
17,788,000	Land O’Lakes Capital Trust I (d) (h)	7.45%	03/15/28	19,789,150
10,000,000	Land O’Lakes, Inc. (d) (g)	7.25%	(b)	9,650,000
33,000,000	Land O’Lakes, Inc. (d) (g)	8.00%	(b)	34,072,500
				71,979,750

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance – 15.6%
$13,968,000	Asahi Mutual Life Insurance Co. (c) (d)	6.50%	(b)	$14,612,191
3,839,000	Asahi Mutual Life Insurance Co. (c) (d)	7.25%	(b)	4,078,708
18,585,000	Assurant, Inc. (c) (d)	7.00%	03/27/48	19,960,662
39,700,000	Catlin Insurance Co., Ltd., 3 Mo. LIBOR + 2.98% (a) (d) (g)	5.28%	(b)	39,760,344
12,500,000	Dai-ichi Life Insurance (The) Co., Ltd. (c) (d) (g)	7.25%	(b)	13,388,125
8,134,000	Everest Reinsurance Holdings, Inc., 3 Mo. LIBOR + 2.39% (a) (d)	4.90%	05/15/37	7,486,086
15,300,000	Fortegra Financial Corp. (c) (h)	8.50%	10/15/57	16,241,256
1,000,000	Fukoku Mutual Life Insurance Co. (c)	6.50%	(b)	1,110,437
15,400,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (a) (d) (g)	4.64%	02/12/47	13,344,408
2,000,000	La Mondiale SAM (c)	5.88%	01/26/47	2,126,360
2,000,000	Liberty Mutual Group, Inc. (c) (d)	10.75%	06/15/58	3,083,040
25,000,000	Mitsui Sumitomo Insurance Co., Ltd. (c) (d) (g)	7.00%	03/15/72	27,288,000
3,000,000	Nationwide Financial Services Capital Trust (d) (e)	7.90%	03/01/37	3,444,428
2,910,000	Nationwide Financial Services, Inc.	6.75%	05/15/37	3,263,623
24,300,000	QBE Insurance Group Ltd. (c) (d) (g)	7.50%	11/24/43	27,009,936
20,250,000	QBE Insurance Group Ltd. (c) (d)	6.75%	12/02/44	22,204,530
3,130,000	Sumitomo Life Insurance Co. (c) (g)	6.50%	09/20/73	3,486,883
3,800,000	VIVAT N.V. (c)	6.25%	(b)	3,819,000
				225,708,017
	Metals & Mining – 2.3%
28,500,000	BHP Billiton Finance USA Ltd. (c) (d) (g)	6.75%	10/19/75	33,174,570
	Multi-Utilities – 1.3%
10,700,000	CenterPoint Energy, Inc., Series A (c) (d)	6.13%	(b)	11,164,540
7,500,000	NiSource, Inc. (c) (d)	5.65%	(b)	7,466,513
				18,631,053
	Oil, Gas & Consumable Fuels – 4.7%
5,515,000	DCP Midstream Operating L.P. (c) (d) (g)	5.85%	05/21/43	5,211,675
8,400,000	Enbridge, Inc. (c) (d)	5.50%	07/15/77	8,387,232
19,700,000	Enbridge, Inc. (c) (d)	6.25%	03/01/78	20,531,931
18,000,000	Enbridge, Inc., Series 16-A (c) (d)	6.00%	01/15/77	18,657,360
20,700,000	Energy Transfer Operating L.P., 3 Mo. LIBOR + 3.02% (a) (d)	5.60%	11/01/66	15,835,500
				68,623,698
	Transportation Infrastructure – 1.5%
19,817,000	AerCap Global Aviation Trust (c) (d) (g)	6.50%	06/15/45	21,105,105
	Total Capital Preferred Securities			1,571,702,536
	(Cost $1,545,217,931)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 0.7%
	Insurance – 0.7%
10,000,000	AmTrust Financial Services, Inc. (d)	6.13%	08/15/23	9,910,471
	(Cost $9,970,646)

Total Investments – 141.2%	2,046,099,036
(Cost $2,010,166,505) (l)
Outstanding Loan – (43.8)%	(635,000,000)
Net Other Assets and Liabilities – 2.6%	38,211,016
Net Assets – 100.0%	$1,449,310,052

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Interest Rate Swap Agreements:
Counterparty	Floating Rate (1)	Expiration Date	Notional Amount	Fixed Rate (1)	Unrealized Appreciation (Depreciation)/ Value
Bank of Nova Scotia	1 month LIBOR	01/23/25	$165,000,000	1.786%	$(842,619)

(1)	The Fund pays the fixed rate and receives the floating rate. The floating rate on July 31, 2019 was 2.261%.

(a)	Floating rate security.
(b)	Perpetual maturity.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2019. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	All or a portion of this security serves as collateral on the outstanding loan.
(e)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by Stonebridge Advisors LLC (the “Sub-Advisor”).
(f)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by the Sub-Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2019, securities noted as such amounted to $694,010,971 or 47.9% of net assets.
(h)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(i)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At July 31, 2019, securities noted as such are valued at $15,087,072 or 1.0% of net assets.
(j)	This security’s value was determined using significant unobservable inputs.
(k)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2019, securities noted as such amounted to $691,842,375 or 33.2% of managed assets. Of these securities, 3.1% originated in emerging markets, and 96.9% originated in foreign markets.
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $65,279,897 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $30,189,985. The net unrealized appreciation was $35,089,912. The amounts presented are inclusive of derivative contracts.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2019 is as follows:
	Total Value at 7/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Banks	$ 56,071,104	$ 43,948,683	$ 12,122,421	$ —
Insurance	60,640,113	36,572,583	24,067,530	—
Multi-Utilities	54,929,276	35,479,516	19,449,760	—
Other industry categories*	168,938,492	168,938,492	—	—
$100 Par Preferred Securities*	52,820,098	—	52,820,098	—
$1,000 Par Preferred Securities*	55,999,874	—	55,999,874	—
$1,000,000 Par Preferred Securities*	15,087,072	—	—	15,087,072
Capital Preferred Securities*	1,571,702,536	—	1,571,702,536	—
Corporate Bonds and Notes*	9,910,471	—	9,910,471	—
Total Investments	2,046,099,036	284,939,274	1,746,072,690	15,087,072
Interest Rate Swap Agreement	(842,619)	—	(842,619)	—
Total	$ 2,045,256,417	$ 284,939,274	$ 1,745,230,071	$ 15,087,072

*	See Portfolio of Investments for industry breakout.
Level 3 Par Preferred Securities are fair valued using broker quotes and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at October 31, 2018
$1,000,000 Par Preferred Securities	$14,552,328
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	534,744
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at July 31, 2019
$1,000,000 Par Preferred Securities	15,087,072
Total Level 3 holdings	$15,087,072
There was a net change of $534,744 in unrealized appreciation (depreciation) from Level 3 investments held as of July 31, 2019.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Restricted Securities
As of July 31, 2019, the Fund held restricted securities as shown in the following table that the Sub-Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
CoBank ACB, 3.52%	3/29/18	3,557	$667.50	$2,409,867	$2,374,297	0.16%
Dairy Farmers of America, Inc., 7.13%	9/15/16	$9,000,000	94.09	9,000,000	8,468,100	0.58
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17 - 3/12/18	$15,300,000	106.15	15,344,406	16,241,256	1.12
FT Real Estate Securities Co., Inc., 9.50%	6/15/16	12	1,257,256.00	15,990,000	15,087,072	1.04
Kinder Morgan GP, Inc., 6.42%, 08/18/57	3/21/17 - 6/20/17	8,500	878.91	7,765,000	7,470,693	0.52
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	6/6/14 - 2/25/19	$17,788,000	111.25	18,548,139	19,789,150	1.37
				$69,057,412	$69,430,568	4.79%